SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employee [Member] - Employee Stock Option	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yields	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest	3.79%	3.85%	3.57%
Volatility	42.39%	47.75%	52.77%
Expected term (in years)	3 years 9 months 3 days	3 years 9 months 25 days	3 years 10 months 6 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest	4.36%	4.56%	4.58%
Volatility	43.26%	49.00%	53.87%
Expected term (in years)	3 years 9 months 25 days	3 years 9 months 29 days	3 years 11 months 1 day